ARTIFICIAL INTELLIGENCE (AI) DEEP LEARNING PLATFORM	6 Months Ended
Mar. 31, 2022
ARTIFICIAL INTELLIGENCE (AI) DEEP LEARNING PLATFORM
ARTIFICIAL INTELLIGENCE (AI) DEEP LEARNING PLATFORM

4. Artificial Intelligence (AI) Deep Learning Platform

AI Revenue

During the six months ended March 31, 2022, the Company’s artificial intelligence (AI) Deep Learning Platform began generating revenue from digital asset sales of NFT’s and had sales of $4,360,087. The Company’s sales of NFT’s are generated using the NFT digital exchange, OpenSea. Customers purchasing the NFT’s must make payments in the crypto currency, Ethereum. The Ethereum is received into a digital wallet and then moved to an account at Coinbase where the Ethereum is converted to U.S. dollars. During the three months ended December 31, 2021, the Company was not able to establish a digital wallet and corporate account at Coinbase in order to receive the Ethereum. The Company used the digital wallet and Coinbase account of the Company’s CEO. The Company and the CEO executed an assignment of his account to the Company while the Company establishes its own Coinbase account. All proceeds received from the sale of NFT were deposited in the CEO’s personal digital accounts. As of December 31, 2021 the Company had recorded an accounts receivable-related party of $3,124,581 for the cash it expected to receive from the CEO’s personal digital account.

During the three months ended March 31, 2022, the Company was able to establish a digital wallet and corporate account at Circle in order to receive the Ethereum and then convert it to cash. The Company received $2,908,551 of Ethereum and recorded a reduction in value of $96,820 related to the decline in value of the Ethereum. The accounts receivable-related party was $119,210 as of March 31, 2022. As of March 31, 2022, accrued expenses - related parties include approximately $326,378 of expenses, primarily sales and use tax and $1,564,852 in compensation that the Company expects to pay for the NFT sales. During 2021, approximately $1.3 million of the selling and transactional costs for the digital assets was paid through the CEO’s personal digital asset account including approximately $1.075 million which was paid to a consultant via the transfer of Ethereum.